Cover	Jul. 07, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002079263
Amendment Description	2
Document Type	S-6
Document Period End Date	Jul. 07, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2486
Closed End Strategy Master Income Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as “closed-end funds”). These closed-end funds generally seek to invest in income-producing securities or strategies, such as preferred securities, convertible bonds, real estate investment trusts (REITs), high-yield securities, limited duration securities, senior loans, master limited partnerships (MLPs), global income, emerging markets bonds, corporate bonds, covered call option strategies and other income-oriented strategies. Invesco Capital Markets, Inc. is the Sponsor of the Portfolio. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in closed-end funds that generally focus on income-oriented securities or strategies.
Closed End Strategy Master Municipal Income Portfolio National Series 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as “closed-end funds”). These closed-end funds generally seek to invest in federal tax-exempt municipal bonds. Income may be subject to the alternative minimum tax and state and local taxes. Invesco Capital Markets, Inc. is the Sponsor of the Portfolio. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in closed-end funds that generally focus on federally tax-exempt municipal bond income strategies.
Closed End Strategy Value Equity And Income Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as “closed-end funds”). These closed-end funds generally focus on total return securities, sectors or strategies, such as convertible securities, covered call option strategies, energy, equity dividend securities, corporate bonds, high-yield strategies, preferred securities, real estate investment trusts (REITs), senior loans, master limited partnerships (MLPs), tax-advantaged dividend securities and other total return strategies. Invesco Capital Markets, Inc. is the Sponsor of the Portfolio. The Sponsor assesses whether a closed-end fund offers value by considering its absolute and relative premium or discount to net asset value. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in closed-end funds that the Sponsor believes offer value and that generally focus on equity investments, income-oriented investments, or a combination of both.
Closed End Strategy Covered Call And Income Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as “closed-end funds”). These closed-end funds generally focus on covered call option strategies or other income-oriented investment strategies. Invesco Capital Markets, Inc. is the Sponsor of the Portfolio. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in closed-end funds that generally focus on covered call strategies, income-oriented strategies, or a combination of both.
Closed End Strategy Senior Loan And Income Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as “closed-end funds”) that invest in senior corporate loans or other income-producing securities. Certain of the closed-end funds selected for the Portfolio focus on limited duration income opportunities. “Duration” is a measure of the sensitivity of a debt security’s price to changes in interest rates, expressed in years, with higher durations signifying greater price volatility. Invesco Capital Markets, Inc. is the Sponsor of the Portfolio. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in closed-end funds that generally focus on senior loans, income-oriented strategies, or a combination of both.